Share-Based Compensation (Schedule Of Stock Options Awarded Under The Option Plans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-Based Compensation [Abstract]
Stock options, Shares, October 1	761,931	891,826	1,139,201
Stock options Granted, Shares		2,000	129,300
Stock options Exercised, Shares	(104,912)	(73,765)	(336,876)
Stock options Cancelled, Shares	(221,965)	(58,130)	(39,799)
Stock options, Shares, September 30	435,054	761,931	891,826
Stock options, Shares, Reserved for future grant	1,115,776	949,062	935,345
Stock options Exercisable, Shares	397,073	677,538	683,192
Stock options Estimated Weighted Avg. Price, October 1	$ 35.15	$ 33.63	$ 30.40
Stock options Granted, Estimated Weighted Avg. Price		$ 32.55	$ 37.42
Stock options Exercised, Estimated Weighted Avg. Price	$ 13.18	$ 12.03	$ 22.85
Stock options Cancelled, Estimated Weighted Avg. Price	$ 44.67	$ 41.17	$ 45.03
Stock options Estimated Weighted Avg. Price, September 30	$ 35.58	$ 35.15	$ 33.63
Stock options Exercisable, Estimated Weighted Avg. Price	$ 35.42	$ 34.88	$ 31.61